SAFE Agreements and Fair Value Measurements - Schedule of Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Fair Value [Abstract]
SAFE agreements at fair value, beginning of period		$ 21,200,160	$ 23,334,626	$ 4,602,950
SAFE agreements issued for cash		700,000	23,752	3,834,500
Change in fair value		764,446	17,368,415	14,227,156
SAFE notes converted into shares			(40,726,793)
SAFE agreements at fair value, end of period		$ 22,664,606		$ 22,664,606